Summary of Information about Stock Options Activity (Parenthetical) (Detail) shares in Millions		1 Months Ended
	Apr. 01, 2013	Jul. 31, 2009 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted options, issuance of new shares		18
Stock split implemented	10